Segment Reporting - Schedule of Customer Concentration Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue earned from the U.S. Department of Energy [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue	$ 719	$ 1,529
Revenue earned from the CPCCO [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue	2,117	2,792
Revenue earned from Oklo [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue	668	342
Revenue earned from the H2C [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue	1,109	1,490
Four Customers [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue	$ 4,613	$ 6,153
Customer Concentration Risk [Member] | Revenue earned from the U.S. Department of Energy [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, percentage	12.00%	22.00%
Customer Concentration Risk [Member] | Revenue earned from the CPCCO [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, percentage	35.00%	40.00%
Customer Concentration Risk [Member] | Revenue earned from Oklo [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, percentage	11.00%	5.00%
Customer Concentration Risk [Member] | Revenue earned from the H2C [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, percentage	24.00%	24.00%
Customer Concentration Risk [Member] | Four Customers [Member] | Revenue Benchmark [Member]
Schedule of Customer Concentration Risk [Line Items]
Concentration risk, percentage	81.00%	90.00%